Annual Total Returns[BarChart] - Federated Hermes Strategic Income Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.93%	10.63%	(0.07%)	2.93%	(3.13%)	10.42%	6.06%	(3.28%)	12.72%	6.37%